PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	December 31,
	2023	2022
Cost:
Computers and peripheral equipment	$16,395	$25,840
Office furniture and equipment	6,272	12,858
Leasehold improvements	8,748	3,375

	31,415	42,073
Accumulated depreciation:
Computers and peripheral equipment	13,008	23,984
Office furniture and equipment	4,625	11,291
Leasehold improvements	2,889	2,833

	20,522	38,108

Depreciated cost	$10,893	$3,965